UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-03735

The New Economy Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: February 28, 2010

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Kathryn A. Sanders
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

The New Economy Fund®
Investment portfolio

February 28, 2010
 unaudited

Common stocks — 94.67%	Shares	Value (000)

INFORMATION TECHNOLOGY — 28.80%
Microsoft Corp.	6,330,000	$181,418
Apple Inc.1	842,000	172,290
Google Inc., Class A1	263,800	138,970
Oracle Corp.	4,168,000	102,741
Rovi Corp.1	2,737,700	91,713
Yahoo! Inc.1	5,795,000	88,721
McAfee, Inc.1	1,930,000	76,602
QUALCOMM Inc.	1,960,000	71,912
Acxiom Corp.1,2	4,130,000	69,632
NetEase.com, Inc. (ADR)1	1,563,000	60,738
Cisco Systems, Inc.1	2,435,000	59,244
Delta Electronics, Inc.	19,171,150	55,815
Accenture PLC, Class A	1,390,000	55,558
Acer Inc.	19,713,500	55,246
United Internet AG1	2,932,048	45,382
AOL Inc.1	1,769,394	43,846
Global Payments Inc.	894,600	38,298
Corning Inc.	2,100,000	37,023
SAP AG	795,000	35,485
Paychex, Inc.	1,125,000	33,682
Autodesk, Inc.1	1,200,000	33,456
Trimble Navigation Ltd.1	1,200,000	32,244
BYD Co. Ltd., Class H1	4,010,000	31,050
Intel Corp.	1,500,000	30,795
eBay Inc.1	1,300,000	29,926
NVIDIA Corp.1	1,800,000	29,160
Avago Technologies Ltd.1	1,597,400	28,993
Canon, Inc.	635,000	26,375
Avid Technology, Inc.1	1,800,000	24,210
Tencent Holdings Ltd.	1,209,000	23,708
Nokia Corp.	1,730,000	23,324
Nintendo Co., Ltd.	75,000	20,377
Digital River, Inc.1	754,700	19,841
Telefonaktiebolaget LM Ericsson, Class B (ADR)	1,980,000	19,820
Texas Instruments Inc.	750,000	18,285
VTech Holdings Ltd.	1,737,000	17,501
Linear Technology Corp.	600,000	16,302
Hewlett-Packard Co.	317,000	16,100
EMC Corp.1	800,000	13,992
Maxim Integrated Products, Inc.	600,000	11,112
Automatic Data Processing, Inc.	265,000	11,027
Verifone Holdings, Inc.1	552,000	10,654
Wistron Corp.	5,240,000	8,974
Moneysupermarket.com Group PLC	6,985,000	7,881
Flextronics International Ltd.1	981,534	6,831
Logitech International SA1	400,000	6,232
KLA-Tencor Corp.	103,000	3,000
ProAct Holdings, LLC1,3,4	3,500,000	—
		2,035,486

FINANCIALS — 18.00%
Banco Bradesco SA, preferred nominative	6,018,390	103,806
Société Générale	1,279,953	70,455
Banco Santander, SA	5,252,568	68,339
JPMorgan Chase & Co.	1,525,000	64,004
Bank of America Corp.	3,475,000	57,893
Bank of China Ltd., Class H	118,855,000	57,731
Industrial and Commercial Bank of China Ltd., Class H	80,000,000	56,586
CME Group Inc., Class A	183,000	55,209
Bank of New York Mellon Corp.	1,920,000	54,758
IntercontinentalExchange, Inc.1	500,000	53,645
Fairfax Financial Holdings Ltd.	139,800	48,247
Deutsche Bank AG	725,000	46,067
Credit Suisse Group AG	935,720	41,589
Itaú Unibanco Holding SA, preferred nominative (ADR)	2,057,292	41,064
First American Corp.	1,170,900	37,738
HSBC Holdings PLC (Hong Kong)	2,442,218	27,013
HSBC Holdings PLC (United Kingdom)	953,500	10,461
Moody’s Corp.	1,399,200	37,247
Wells Fargo & Co.	1,362,300	37,245
China Life Insurance Co. Ltd., Class H	7,330,000	32,534
CapitaMalls Asia Ltd.1	20,000,000	32,465
Zions Bancorporation	1,670,000	30,962
State Street Corp.	680,100	30,543
Marsh & McLennan Companies, Inc.	1,200,000	27,864
Banco Santander (Brasil) SA, units (ADR)	1,159,085	13,863
Banco Santander (Brasil) SA, units	1,159,085	13,728
China Construction Bank Corp., Class H	33,915,000	25,649
HDFC Bank Ltd.	625,000	23,123
BNP Paribas SA	239,800	17,359
UBS AG1	1,223,684	16,887
Grupo Financiero Banorte, SAB de CV, Series O	2,529,699	9,464
Prudential PLC	1,022,223	9,390
Sampo Oyj, Class A	386,553	9,375
Banco Bilbao Vizcaya Argentaria, SA	640,161	8,330
Shinhan Financial Group Co., Ltd.	51,140	1,829
		1,272,462

HEALTH CARE — 12.51%
Inverness Medical Innovations, Inc.1	2,781,500	108,534
Teva Pharmaceutical Industries Ltd. (ADR)	1,592,000	95,536
Fresenius SE	1,215,000	79,378
Novartis AG	1,100,000	61,242
Vertex Pharmaceuticals Inc.1	1,500,000	60,915
Medtronic, Inc.	1,198,000	51,993
Sinopharm Group Co. Ltd., Class H1	11,200,000	50,433
Myriad Genetics, Inc.1	2,041,000	46,943
NuVasive, Inc.1	1,151,486	46,002
Emergency Medical Services Corp., Class A1	843,684	43,922
Hologic, Inc.1	2,347,450	40,494
Beckman Coulter, Inc.	597,600	39,179
McKesson Corp.	600,000	35,490
Richter Gedeon NYRT	155,000	32,286
Life Technologies Corp.1	441,000	22,385
Bayer AG	231,000	15,318
Amgen Inc.1	212,600	12,035
Volcano Corp.1	400,400	8,244
Smith & Nephew PLC	740,000	7,599
Illumina, Inc.1	178,000	6,465
St. Jude Medical, Inc.1	150,000	5,733
ZOLL Medical Corp.1	198,000	5,132
American Medical Systems Holdings, Inc.1	231,580	4,196
Masimo Corp.1	134,300	3,719
Array BioPharma Inc.1	580,000	1,299
		884,472

INDUSTRIALS — 10.32%
Ryanair Holdings PLC (ADR)1	5,866,300	161,147
Union Pacific Corp.	966,804	65,134
easyJet PLC1	7,814,500	49,336
MSC Industrial Direct Co., Inc., Class A	1,020,000	46,481
AirAsia Bhd.1	108,730,000	46,037
Manpower Inc.	885,000	45,595
Robert Half International Inc.	1,525,000	42,547
Downer EDI Ltd.	5,063,926	35,852
United Parcel Service, Inc., Class B	550,000	32,307
SGS SA	23,000	30,818
Capita Group PLC	2,600,000	28,382
Monster Worldwide, Inc.1	1,800,000	25,110
CSX Corp.	459,800	21,822
Exponent, Inc.1,2	727,515	19,374
Continental Airlines, Inc., Class B1	750,000	15,495
PT AKR Corporindo Tbk	129,312,680	14,145
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	372,700	12,646
United Stationers Inc.1	210,000	11,993
Watsco, Inc.	170,000	9,833
Cintas Corp.	212,100	5,258
Beacon Roofing Supply, Inc.1	300,000	5,220
US Airways Group, Inc.1	705,000	5,168
		729,700

CONSUMER DISCRETIONARY — 10.00%
News Corp., Class A	6,302,815	84,269
DIRECTV, Class A1	1,800,000	60,930
Time Warner Inc.	1,880,000	54,595
Li & Fung Ltd.	11,000,000	51,162
Best Buy Co., Inc.	1,150,000	41,975
Lowe’s Companies, Inc.	1,533,900	36,369
Target Corp.	700,000	36,064
CTC Media, Inc.1	2,000,000	34,200
Bed Bath & Beyond Inc.1	800,000	33,288
GEOX SpA	4,810,904	32,905
Tractor Supply Co.1	600,000	32,832
Pantaloon Retail (India) Ltd.	3,500,000	29,421
Pantaloon Retail (India) Ltd., Class B	22,580	115
Omnicom Group Inc.	800,000	29,296
Staples, Inc.	1,000,000	25,760
McGraw-Hill Companies, Inc.	700,000	23,940
Jumbo SA	2,234,000	21,124
Time Warner Cable Inc.	450,214	21,020
Industria de Diseño Textil, SA	300,000	17,703
O’Reilly Automotive, Inc.1	400,000	15,720
Genting Bhd.	6,750,000	12,523
Multi Screen Media Private Ltd.1,3,4	79,866	5,271
OPAP SA	198,710	4,094
Next Media Ltd.1	15,662,000	2,220
		706,796

TELECOMMUNICATION SERVICES — 4.40%
América Móvil, SAB de CV, Series L (ADR)	1,825,600	81,367
Millicom International Cellular SA	578,269	49,002
SOFTBANK CORP.	1,035,000	27,073
Telephone and Data Systems, Inc., special common shares	780,100	22,147
Telephone and Data Systems, Inc.	151,200	4,719
Vodafone Group PLC	11,560,000	24,930
tw telecom inc.1	1,130,000	17,956
Qwest Communications International Inc.	3,931,500	17,928
Telefónica, SA	695,000	16,330
Singapore Telecommunications Ltd.	6,313,000	13,708
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	13,615,500	12,119
Telekom Austria AG, non-registered shares	718,879	9,432
Philippine Long Distance Telephone Co.	160,670	9,042
United States Cellular Corp.1	139,500	5,110
		310,863

ENERGY — 3.19%
Schlumberger Ltd.	1,902,400	116,237
FMC Technologies, Inc.1	1,600,000	89,872
Baker Hughes Inc.	400,000	19,168
		225,277

UTILITIES — 1.13%
GDF Suez	1,151,574	42,316
Scottish and Southern Energy PLC	1,705,000	29,140
PT Perusahaan Gas Negara (Persero) Tbk	22,040,000	8,568
		80,024

CONSUMER STAPLES — 0.95%
Costco Wholesale Corp.	560,000	34,143
Shoppers Drug Mart Corp.	800,000	33,451
		67,594

MATERIALS — 0.70%
Ecolab Inc.	930,000	39,190
Monsanto Co.	142,227	10,048
		49,238

MISCELLANEOUS — 4.67%
Other common stocks in initial period of acquisition		330,065

Total common stocks (cost: $5,975,997,000)		6,691,977

	Shares or
Convertible securities — 0.74%	principal amount

INDUSTRIALS — 0.39%
US Airways Group, Inc. 7.25% convertible notes 2014	$15,000,000	27,262

TELECOMMUNICATION SERVICES — 0.09%
tw telecom inc. 2.375% convertible debentures 2026	$6,400,000	6,744

	Shares or
Convertible securities	principal amount	Value (000)

FINANCIALS — 0.01%
American International Group, Inc. 8.50% convertible preferred 2011, units	92,163	$912

MISCELLANEOUS — 0.25%
Other convertible securities in initial period of acquisition		17,438

Total convertible securities (cost: $43,001,000)		52,356

	Principal amount
Short-term securities — 4.60%	(000)

Freddie Mac 0.06%–0.23% due 3/24–6/23/2010	$89,400	89,370
Fannie Mae 0.085%–0.25% due 4/7–8/16/2010	64,400	64,375
Federal Home Loan Bank 0.08%–0.10% due 3/3–3/26/2010	46,100	46,099
Abbott Laboratories 0.11%–0.13% due 3/30–4/19/20105	35,854	35,849
Ranger Funding Co. LLC 0.17% due 4/20/20105	29,100	29,092
Jupiter Securitization Co., LLC 0.15%–0.16% due 3/15–4/6/20105	23,100	23,098
U.S. Treasury Bills 0.138%–0.28% due 6/17–7/15/2010	20,700	20,689
General Electric Capital Corp. 0.10% due 3/1/2010	16,100	16,100

Total short-term securities (cost: $324,656,000)		324,672

Total investment securities (cost: $6,343,654,000)		7,069,005
Other assets less liabilities		(436)

Net assets		$7,068,569

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2The fund owns 5% or more of the outstanding voting shares of this company. See the table on the following page for additional information.
3Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Multi Screen Media Private Ltd.	9/6/2000–4/18/2002	$31,574	$5,271	.07%
ProAct Holdings, LLC	1/4/2005	87	—	.00

Total restricted securities		$31,661	$5,271	.07%

4Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $5,271,000, which represented .07% of the net assets of the fund.

5Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $88,039,000, which represented 1.25% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended February 28, 2010, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 2/28/10 (000)

Acxiom Corp.	4,650,000	—	520,000	4,130,000	$—	$69,632
Exponent, Inc.*	100,123	627,392	—	727,515	—	19,374

					$—	$89,006

*This security was an unaffiliated issuer in its initial period of acquisition at 11/30/2009; it was not publicly disclosed.

Security valuation

Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 28, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Information technology	$2,035,486	$—	$—	$2,035,486
Financials	1,272,462	—	—	1,272,462
Health care	884,472	—	—	884,472
Industrials	729,700	—	—	729,700
Consumer discretionary	701,525	—	5,271	706,796
Telecommunication services	310,863	—	—	310,863
Energy	225,277	—	—	225,277
Utilities	80,024	—	—	80,024
Consumer staples	67,594	—	—	67,594
Materials	49,238	—	—	49,238
Miscellaneous	330,065	—	—	330,065
Convertible securities	912	51,444	—	52,356
Short-term securities	—	324,672	—	324,672
Total	$6,687,618	$376,116	$5,271	$7,069,005

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended February 28, 2010 (dollars in thousands):

	Beginning value at 12/1/2009	Net unrealized appreciation	Ending value at 2/28/2010
Investment securities	$5,232	$39	$5,271

Net unrealized appreciation during the period on Level 3 investment securities held at February 28, 2010 (dollars in thousands):			$39

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,164,148
Gross unrealized depreciation on investment securities	(439,692)
Net unrealized appreciation on investment securities	724,456
Cost of investment securities for federal income tax purposes	6,344,549

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-914-0410O-S21510

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NEW ECONOMY FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: April 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: April 28, 2010

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: April 28, 2010